INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total current	0	0
Deferred income tax expense
Federal	(980,426)	(292,851)
State	(51,256)	(81,363)
Total deferred	(1,031,682)	(374,214)
Valuation allowance	1,031,682	374,214
Total provision for income taxes	$ 0	$ 0